CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Novus Capital Corp [Member]	10 Months Ended
Dec. 31, 2020 USD ($) shares
Common stock subject to possible redemption, shares | shares	9,235,987
Income attributable to common stock subject to possible redemption | $	$ 0